Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Letter of credit and bank guarantee issued to various airlines against bank balances	$ 774	$ 453